Income Taxes - Group's loss before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Taxes
Loss before income tax expenses	¥ (7,179,742)	$ (1,100,344)	¥ (6,967,603)	¥ (10,217,125)
Non-PRC
Income Taxes
Loss before income tax expenses	(3,763,962)	(576,853)	(2,741,219)	(7,083,904)
PRC
Income Taxes
Loss before income tax expenses	¥ (3,415,780)	$ (523,491)	¥ (4,226,384)	¥ (3,133,221)